                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-06350

                    Active Assets California Tax-Free Trust
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: December 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets California Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended December 31, 2005

MARKET CONDITIONS

During the semiannual period ended December 31, 2005, the economy continued to grow at a good pace, despite soaring oil prices and the Gulf Coast hurricanes. Gains in employment were respectable, and consumer confidence and spending remained largely intact. Against this backdrop, the Federal Open Market Committee (the "Fed") continued to raise the federal funds target rate. Through a series of four increases of 25 basis points each, the Fed brought the target rate to 4.25 percent at the end of the period.

Despite the Fed's steady course, yields in the tax-free money markets fluctuated during the period, with shorter-term variable rate demand obligations (VRDOs) demonstrating greater volatility than one-year notes. For the overall period, however, yields across the municipal money market sector ended sharply higher.

The State of California enjoyed improving economic, fiscal and credit conditions throughout the period. Unemployment declined and the defense and high technology sectors experienced steady growth. These economic improvements helped to boost stronger state revenues. California also made progress in resolving some of its structural budget imbalances, spurring further investor interest in its municipal debt market. The State remained the leading issuer of debt, as financing for public infrastructure remained on the upswing under Governor Schwarzenegger.

PERFORMANCE ANALYSIS

As of December 31, 2005, Active Assets California Tax-Free Trust had net assets of approximately $1.07 billion and an average portfolio maturity of 33 days. For the six-month period ended December 31, 2005, the Fund provided a total return of 1.01 percent. For the seven-day period ended December 31, 2005, the Fund provided an effective annualized yield of 2.78 percent and a current yield of
2.74 percent, while its 30-day moving average yield for December was 2.47 percent. Past performance is no guarantee of future results.

Throughout the period, we managed the portfolio according to our long-standing conservative discipline. Based on our view that short-term rates would continue to rise, the Fund was invested primarily in VRDOs. These securities offer daily or weekly reset features, which allowed the Fund to quickly benefit from rising short-term rates. To help offset the potential volatility associated with VRDOs without committing to the uncertainty of longer-dated municipal notes, we invested in fixed-rate tax-exempt commercial paper in the one- to three-month range. This strategy afforded us with the flexibility to invest in higher-yielding securities as they came to market.

We used our research-intensive approach to seek out investments that would add value while meeting our conservative, risk-conscious criteria. These included financings for rural schools with attractive debt characteristics and the issues of certain smaller municipalities. Additionally, we were able to increase the Fund's yield by taking advantage of seasonal imbalances in supply and demand. Generally, we favored notes with maturities in the three- to six-month range, while paring exposure to notes in the one-year range.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO COMPOSITION
   Variable Rate Municipal Obligations                 82.2%
   Tax-Exempt Commercial Paper                          9.0
   Municipal Notes & Bonds                              8.8

   MATURITY SCHEDULE
     1 - 30 Days                                       88.7%
    31 - 60 Days                                        0.9
    61 - 90 Days                                         --
    91 - 120 Days                                       1.1
   121+ Days                                            9.3

Data as of December 31, 2005. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL AND CALIFORNIA INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE,

HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 - 12/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             07/01/05 -
                                                                     07/01/05            12/31/05             12/31/05
                                                                   -------------       -------------       ---------------
Actual (1.01% return).......................................         $1,000.00           $1,010.10              $3.07
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,022.01              $3.09

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.61% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+     DATE*        VALUE
--------------------------------------------------------------------------------------------------------
            California Tax-Exempt Short-Term Variable Rate Municipal
            Obligations (83.5%)
            ABAG Finance Authority for Nonprofit Corporations,
 $12,500      Capitol Park Apartments Ser 2005 A (AMT)................  3.35%    04/17/06  $ 12,500,000
   8,000      Episcopal Homes Foundation Ser 2000 COPs................   3.53    01/09/06     8,000,000
   5,000      Jewish Home of San Francisco Ser 2005...................   3.70    01/03/06     5,000,000
   5,000      Lease Purchase 2003 Ser A...............................   4.40    01/09/06     5,000,000
  13,960    Anaheim Public Financing Authority, Distribution System
              ROCs II-R Ser 6021 (MBIA)...............................   3.55    01/09/06    13,960,000
  20,000    Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)........   3.51    01/09/06    20,000,000
   2,665    Cabrillo Community College District,
              2004 Ser A ROCs II-R Ser 300 (MBIA).....................   3.55    01/09/06     2,665,000
            California,
   3,200      Economic Recovery Ser 2004 C-4..........................   3.70    01/03/06     3,200,000
  12,000      Economic Recovery Ser 2004 C-11.........................   3.45    01/09/06    12,000,000
   8,800      Economic Recovery Ser 2004 C-13 (XLCA)..................   3.55    01/09/06     8,800,000
  15,400      Economic Recovery Ser 2004 C-14 (XLCA)..................   3.34    01/09/06    15,400,000
  15,700      Economic Recovery Ser 2004 C-18 (XLCA)..................   3.50    01/09/06    15,700,000
   5,900      Economic Recovery Ser 2004 C-21 (XLCA)..................   3.53    01/09/06     5,900,000
            California,
  22,490      Ser 2003 C-1 & Ser 2004 A-9.............................   3.50    01/09/06    22,490,000
   1,000      Ser 2004 B-3............................................   3.62    01/03/06     1,000,000
   8,000      Ser 2005 B Subser B-1...................................   3.10    01/25/06     8,000,000
  11,970    California Alternative Energy Source Finance Authority,
              General Electric Capital Corp-Arroyo Energy 1993 Ser B
              (AMT)...................................................   3.39    01/09/06    11,970,000
            California Department of Water Resources,
  16,745      Power Supply Ser 2002 B Subser B-1......................   3.70    01/03/06    16,745,000
   2,200      Power Supply Ser 2002 B Subser B-2......................   3.75    01/03/06     2,200,000
  11,800      Power Supply Ser 2002 B Subser B-5......................   3.72    01/03/06    11,800,000
   1,000      Power Supply Ser 2002 B Subser B-6......................   3.62    01/03/06     1,000,000
   3,950      Power Supply Ser 2002 C Subser C-3 (Ambac)..............   3.55    01/09/06     3,950,000
  15,000      Power Supply Ser 2002 C Subser C-9......................   3.45    01/09/06    15,000,000
  10,000      Power Supply Ser 2002 C Subser C-16.....................   3.50    01/09/06    10,000,000
   6,000      Power Supply Ser 2002 C Subser C-18.....................   3.46    01/09/06     6,000,000
            California Educational Facilities Authority,
   5,000      California Institute of Technology Ser 1994.............   3.45    01/09/06     5,000,000
   5,465      California Lutheran University Ser 2004 A...............   3.48    01/09/06     5,465,000
   7,000      University of San Francisco Ser 2003....................   3.45    01/09/06     7,000,000
            California Health Facilities Financing Authority,
   5,800      Adventist Health System/West 1998 Ser A (MBIA),
                Ser B (MBIA) & Ser C (MBIA)...........................   3.70    01/03/06     5,800,000
  18,100      Northern California Presbyterian Homes & Services Ser
              2004....................................................   3.34    01/09/06    18,100,000

                       See Notes to Financial Statements
 6

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+     DATE*        VALUE
--------------------------------------------------------------------------------------------------------
 $   900      Sisters of Charity of Leavenworth Health System Ser
              2003....................................................  3.55%    01/09/06  $    900,000
   9,100    California Housing Finance Agency, Home Mortgage 2001 Ser
              U (MBIA) (AMT)..........................................   3.78    01/03/06     9,100,000
   3,480    California Infrastructure & Economic Development Bank, Bay
              Area Toll Bridges Ser 2005 SGB-56 (Ambac)...............   3.55    01/09/06     3,480,000
            California Statewide Communities Development Authority,
   6,000      Chabad of California Ser 2004...........................   3.52    01/09/06     6,000,000
  12,165      Coventry Place Apartments 2002 Ser JJ (AMT).............   3.34    01/09/06    12,165,000
   9,250      Irvine Apartment Communities Ser W-2 (AMT)..............   3.60    01/09/06     9,250,000
   4,200      Kaiser Permanente Ser 2004 L............................   3.48    01/09/06     4,200,000
  10,240      Multifamily Housing Martin Luther Tower 2005 Ser D
              (AMT)...................................................   3.55    01/09/06    10,240,000
  12,000      University of San Diego Ser 2005........................   3.47    01/09/06    12,000,000
   2,700      University Retirement Community at Davis Inc Ser 2003
              (Radian)................................................   3.70    01/03/06     2,700,000
  16,755    California Transit Finance Authority, Ser 1997 (FSA)......   3.50    01/09/06    16,755,000
   6,805    Cerritos Community College District, Ser 2005 P-FLOATs
              PT-2934 (Ambac).........................................   3.53    01/09/06     6,805,000
  10,000    Corona-Norco Unified School District, Ser 2005 COPs.......   3.34    01/09/06    10,000,000
  15,000    East Bay Municipal Utility District, Wastewater Sub Ser
              2005....................................................   3.43    01/09/06    15,000,000
            Fresno,
   7,345      Multifamily Heron Pointe Apartments 2001 Ser A..........   3.43    01/09/06     7,345,000
  18,000      Sewer System Sub Lien Ser 2000 A (FGIC).................   3.34    01/09/06    18,000,000
   2,250    Hacienda-La Puenta Unified School District, 2000 Ser B
              P-FLOATs PT-1988 (FSA)..................................   3.53    01/09/06     2,250,000
   1,400    Irvine Assessment District, No 04-20 Improvement Bond Act
              1915 Ser 2005 A.........................................   3.62    01/03/06     1,400,000
   9,745    Long Beach, Harbor PUTTERs Ser 444 (MBIA) (AMT)...........   3.54    01/09/06     9,745,000
   3,900    Long Beach Community College District, 2002 Election
              Ser 2005 B ROCs II-R Ser 478 (FGIC).....................   3.55    01/09/06     3,900,000
            Los Angeles,
  21,800      Wastewater System Ser 2001 B (FGIC).....................   3.55    01/09/06    21,800,000
   7,000      Wastewater System Ser 2005 A TOCs Ser 2005 TT (MBIA)....   3.54    01/09/06     7,000,000
  22,700    Los Angeles Community Redevelopment Agency, Grand
              Promenade Ser 2002......................................   3.43    01/09/06    22,700,000
            Los Angeles County Metropolitan Transportation Authority,
   6,000      Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046
              (MBIA)..................................................   3.55    01/09/06     6,000,000
   5,880      Sales Tax Ser 1993 A (MBIA).............................   3.34    01/09/06     5,880,000
            Los Angeles Department of Water & Power,
  10,000      Power System 2001 Ser B Subser B-1......................   3.53    01/09/06    10,000,000
   8,000      Power System 2002 Ser A Subser A-8......................   3.50    01/09/06     8,000,000
   8,300      Water System 2001 Ser B Subser B-1......................   3.55    01/09/06     8,300,000
   5,300      Water System 2001 Ser B Subser B-2......................   3.62    01/03/06     5,300,000

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+     DATE*        VALUE
--------------------------------------------------------------------------------------------------------
 $16,760    Los Angeles Housing Authority, Multifamily 2004 Ser A.....  3.46%    01/09/06  $ 16,760,000
  10,975    Los Angeles Unified School District, P-FLOATs PT-1855
              (FSA)...................................................   3.53    01/09/06    10,975,000
   5,705    Madera Irrigation Financing Authority, Water Ser 2005 A
              (XLCA)..................................................   3.75    01/03/06     5,705,000
            Metropolitan Water District of Southern California,
  16,200      Water 1999 Ser B & Ser C................................   3.45    01/09/06    16,200,000
   5,200      Water 2000 Ser B-1......................................   3.62    01/03/06     5,200,000
   6,000      Water 2000 Ser B-2......................................   3.31    01/09/06     6,000,000
   3,200      Waterworks 1996 Ser A (Ambac)...........................   3.34    01/09/06     3,200,000
   6,300      Waterworks 2002 Ser A...................................   3.53    01/09/06     6,300,000
  14,500    Monterey Peninsula Water Management District, Wastewater
              Ser 1992 COPs...........................................   3.55    01/09/06    14,500,000
  13,300    Mountain View, Villa Mariposa Multifamily 1985 Ser A......   3.51    01/09/06    13,300,000
            Newport Beach,
   1,500      Hoag Memorial Hospital Presbyterian 1992 Ser............   3.70    01/03/06     1,500,000
   4,930      Hoag Memorial Hospital Presbyterian 1996 Ser A,
              Ser B & Ser C...........................................   3.70    01/03/06     4,930,000
  12,410    Northern California Power Agency, Hydroelectric No 1
              Ser 2002 B (MBIA).......................................   3.34    01/09/06    12,410,000
   9,130    Orange County Housing Authority, Oasis Martinique
              Refg 1998 Issue I.......................................   3.44    01/09/06     9,130,000
  14,895    Orange County Sanitation District, Ser 1993 COPs (Ambac),
              Ser 2000 A COPs & Ser 2000 B COPs.......................   3.62    01/03/06    14,895,000
   7,000    Pasadena, City Hall & Park Improvement Ser 2003 COPs
              (Ambac).................................................   3.47    01/09/06     7,000,000
     900    Pittsburg Redevelopment Agency, Los Medanos Community
              Development Sub 2004 Ser A (Ambac)......................   3.75    01/03/06       900,000
            Pleasanton,
   6,000      Assisted Living Facility Ser 2005.......................   3.52    01/09/06     6,000,000
  10,850      Greenbriar Bernal Apartments Ser 2001 A (AMT)...........   3.55    01/09/06    10,850,000
   4,500    Pomona Redevelopment Agency, Park & Plaza Apartments Ser
              1998 A..................................................   3.48    01/09/06     4,500,000
   9,600    Poway Unified School District, Ser 2004 COPs (FSA)........   3.34    01/09/06     9,600,000
   8,800    Rancho Water District Financing Authority, Ser 2001 B
              (FGIC)..................................................   3.31    01/09/06     8,800,000
   6,750    Redlands, Orange Village Apartments 1988 Ser A (AMT)......   3.60    01/09/06     6,750,000
   9,615    Riverside County, 2005 Ser A & B COPs P-FLOATs PT-2704
              (FGIC)..................................................   3.53    01/09/06     9,615,000
            Roaring Fork Municipal Products,
   7,850      California Economic Recovery Class A Certificates
                Ser 2004-4 (FGIC).....................................   3.51    01/09/06     7,850,000
   8,485      San Diego Community College District Class A
              Certificates Ser 2005-22 (FSA).....................................   3.51    01/09/06     8,485,000
   3,500    Sacramento County Housing Authority, Seasons at Winter
              2004 Ser C-2............................................   3.34    01/09/06     3,500,000

                       See Notes to Financial Statements
 8

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+     DATE*        VALUE
--------------------------------------------------------------------------------------------------------
 $ 4,000    San Bernardino County Housing Authority, Multifamily
              Raintree Apartments Ser 2005 A..........................  3.54%    01/09/06  $  4,000,000
   7,875    San Diego County, COPs Ser 2005 ROCs II-R Ser 2175
              (Ambac).................................................   3.55    01/09/06     7,875,000
   6,685    San Diego Unified Port District, 2004 Ser B P-FLOATs
              PT-2409 (MBIA)..........................................   3.53    01/09/06     6,685,000
   1,740    San Diego Unified School District, 1998 Ser E-1 ROCs II-R
              Ser 1067 (MBIA).........................................   3.55    01/09/06     1,740,000
  11,275    San Francisco City & County, Folsom-Dore Apartments
              Ser 2002 A (AMT)........................................   3.53    01/09/06    11,275,000
   3,000    San Francisco City & County Finance Corporation, Moscone
              Center Ser 2000-1 (Ambac)...............................   3.53    01/09/06     3,000,000
            San Francisco City & County Redevelopment Agency,
  21,000      Bayside Village Multifamily Ser 1985 A..................   3.45    01/09/06    21,000,000
   6,000      Multifamily Housing Mercy Terrace Ser 2005 A............   3.49    01/09/06     6,000,000
   2,000    San Jose, Multifamily Almaden Lake Village Apartments
              Ser 2000 A (AMT)........................................   3.56    01/09/06     2,000,000
   4,900    San Jose Finance Authority, Civic Center Ser 2002 C
              (Ambac).................................................   5.00    06/01/06     4,977,457
   4,520    San Jose Redevelopment Agency, Merged Area 1996 Ser B.....   3.45    01/09/06     4,520,000
  11,830    San Jose-Santa Clara Clean Water Financing Authority,
              Sewer Ser 2005 B (FSA)..................................   3.43    01/09/06    11,830,000
            Santa Clara,
   4,300      Electric Ser 1985 C (Ambac).............................   3.34    01/09/06     4,300,000
  12,400      Multifamily Briarwood Apartments Ser 1996 B.............   3.49    01/09/06    12,400,000
  16,000    Santa Clara Valley Transportation Authority,
              Sales Tax Ser 2005 B (Ambac)............................   3.44    01/09/06    16,000,000
   2,580    Southern California Logistics Airport Authority, Ser 2005
              P-FLOATs PA-1323 (Radian)...............................   3.55    01/09/06     2,580,000
            Turlock Irrigation District,
   1,000      2001 Ser A COPs.........................................   3.70    01/03/06     1,000,000
   4,705      Ser 1988 A..............................................   3.55    01/09/06     4,705,000
   9,400    Vallejo Housing Authority, Multifamily Housing
              Crow-Western Phase II Ser 1985 C........................   3.58    01/09/06     9,400,000
                                                                                           ------------
            Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations
            (Cost $896,002,457)..........................................................   896,002,457
                                                                                           ------------

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------
            California Tax-Exempt Commercial Paper (9.2%)
 $ 7,000    California Department of Water Resources,
              Ser 1....................................   2.80%   01/30/06      2.80%     $    7,000,000
  10,000    California Statewide Communities
              Development Authority, Kaiser Permanente
              Ser 2004 K...............................   2.80    01/11/06      2.80          10,000,000
   3,400    East Bay Municipal Utility District, Water
              Ser 1988.................................   2.76    01/19/06      2.76           3,400,000
  10,000    Riverside County, Teeter Obligation 2005
              Ser B-1..................................   3.04    01/23/06      3.04          10,000,000
            San Diego County Water Authority,
  11,500      Ser 1....................................   3.00    01/27/06      3.00          11,500,000
  10,000      Ser 1....................................   3.18    02/14/06      3.18          10,000,000
            San Francisco City & County Public Utility
              Commission,
  10,000       Water Ser 2001..........................   3.13    01/10/06      3.13          10,000,000
  10,000       Water Ser 2001..........................   2.87    01/18/06      2.87          10,000,000
  10,000       Water Ser 2001..........................   3.00    01/19/06      3.00          10,000,000
            San Francisco County Transportation
              Authority,
   4,000      2004 Ser A...............................   3.10    01/20/06      3.10           4,000,000
   5,250      2004 Ser B...............................   2.80    01/18/06      2.80           5,250,000
   7,000    University of California Regents, Ser A....   2.78    01/11/06      2.78           7,000,000
                                                                                          --------------
            Total California Tax-Exempt Commercial Paper
            (Cost $98,150,000).........................................................       98,150,000
                                                                                          --------------
            California Tax-Exempt Short-Term Municipal Notes & Bonds (8.9%)
   4,460    Bassett Unified School District, Ser 2005
              BANs, dtd 09/01/05.......................   4.20    09/01/06      2.85           4,499,117
  22,250    California School Cash Reserve Program
              Authority, 2005 Pool Ser A, dtd
              07/06/05.................................   4.00    07/06/06      2.60          22,374,112
   8,500    Contra Costa County, Ser 2005 TRANs,
              dtd 12/08/05.............................   4.50    12/07/06      3.30           8,592,211
   8,225    East Side Union High School District, Ser
              2005 TRANs, dtd 10/25/05.................   4.25    10/25/06      2.95           8,309,746
   7,000    Kern County, Ser 2005 TRANs, dtd
              07/05/05.................................   4.00    06/30/06      3.03           7,031,781
  25,000    Los Angeles Unified School District, Ser
              2005 A TRANs, dtd 10/19/05...............   4.50    10/18/06      2.91          25,307,788
   3,700    Placentia, Ser 2005 TRANs, dtd 07/01/05....   3.75    06/30/06      2.80           3,716,945
   1,750    Selma, Ser 2005 TRANs, dtd 07/01/05........   4.00    06/30/06      2.80           1,760,129

                       See Notes to Financial Statements
 10

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------
 $10,000    South Coast Local Education Agencies,
              Pooled TRANs Ser 2005 A, dtd 07/01/05....   4.00%   06/30/06      3.21%     $   10,035,941
   4,500    University of California Regents Ser 1998
              F, dtd 06/15/98..........................   5.00    09/01/06++    3.04           4,601,742
                                                                                          --------------
            Total California Tax-Exempt Short-Term Municipal Notes & Bonds
            (Cost $96,229,512).........................................................       96,229,512
                                                                                          --------------

            Total Investments
            (Cost $1,090,381,969) (a).........................................   101.6%     1,090,381,969

            Liabilities In Excess of Other Assets.............................   (1.6)        (16,888,439)
                                                                                 -----     --------------
            Net Assets........................................................   100.0%    $1,073,493,530
                                                                                 =====     ==============

---------------------

     AMT        Alternative Minimum Tax.
     BANs       Bond Anticipation Notes.
     COPs       Certificates of Participation.
   P-FLOATs     Puttable Floating Option Tax-Exempt Receipts.
   PUTTERs      Puttable Tax-Exempt Receipts.
     ROCs       Reset Option Certificates.
     TOCs       Tender Option Certificates.
    TRANs       Tax and Revenue Anticipation Notes.
      +         Rate shown is the rate in effect at December 31, 2005.
      ++        Prerefunded to call date shown.
                Date on which the principal amount can be recovered through
      *         demand.
     (a)        Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
    Ambac       Ambac Assurance Corporation.
     FGIC       Financial Guaranty Insurance Company.
     FSA        Financial Security Assurance Inc.
     MBIA       Municipal Bond Investors Assurance Corporation.
    Radian      Radian Asset Assurance Inc.
     XLCA       XL Capital Assurance Inc.

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $1,090,381,969).....................................  $1,090,381,969
Cash........................................................          92,942
Receivable for:
    Interest................................................       4,745,228
    Shares of beneficial interest sold......................           6,586
Prepaid expenses and other assets...........................          27,569
                                                              --------------
    Total Assets............................................   1,095,254,294
                                                              --------------
Liabilities:
Payable for:
    Investments purchased...................................      21,171,963
    Investment advisory fee.................................         337,389
    Distribution fee........................................          85,089
    Administration fee......................................          42,544
Accrued expenses and other payables.........................         123,779
                                                              --------------
    Total Liabilities.......................................      21,760,764
                                                              --------------
    Net Assets..............................................  $1,073,493,530
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $1,073,488,722
Accumulated undistributed net investment income.............           4,808
                                                              --------------
    Net Assets..............................................  $1,073,493,530
                                                              ==============
Net Asset Value Per Share
1,073,469,396 shares outstanding (unlimited shares
authorized of $.01 par value)...............................           $1.00
                                                              ==============

                       See Notes to Financial Statements
 12

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2005 (unaudited)

Net Investment Income:
Interest Income.............................................  $11,102,345
                                                              -----------
Expenses
Investment advisory fee.....................................    1,735,291
Distribution fee............................................      419,001
Administration fee..........................................      209,501
Transfer agent fees and expenses............................       59,263
Professional fees...........................................       41,384
Registration fees...........................................       34,151
Custodian fees..............................................       19,903
Shareholder reports and notices.............................       12,488
Trustees' fees and expenses.................................        7,641
Other.......................................................       19,912
                                                              -----------
    Total Expenses..........................................    2,558,535

Less: expense offset........................................      (19,535)
                                                              -----------
    Net Expenses............................................    2,539,000
                                                              -----------
Net Investment Income.......................................  $ 8,563,345
                                                              ===========

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2005   JUNE 30, 2005
                                                              -----------------   -------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $    8,563,345     $  8,234,325
Dividends to shareholders from net investment income........       (8,563,494)      (8,234,061)
Net increase from transactions in shares of beneficial
  interest..................................................      369,202,577       16,490,532
                                                               --------------     ------------
    Net Increase............................................      369,202,428       16,490,796
Net Assets:
Beginning of period.........................................      704,291,102      687,800,306
                                                               --------------     ------------
End of Period
(Including accumulated undistributed net investment income
of $4,808 and $4,957, respectively).........................   $1,073,493,530     $704,291,102
                                                               ==============     ============

14
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2005, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2005, aggregated $1,283,420,502 and $937,574,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2005, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,303. At December 31, 2005, the Fund had an accrued pension liability of $57,153 which is included in accrued expenses in the Statement of Assets and Liabilities.

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2005   JUNE 30, 2005
                                                              -----------------   --------------
                                                                 (unaudited)

Shares sold.................................................    2,022,561,102      2,680,347,592
Shares issued in reinvestment of dividends..................        8,563,494          8,234,061
                                                               --------------     --------------
                                                                2,031,124,596      2,688,581,653
Shares redeemed.............................................   (1,661,922,019)    (2,672,091,121)
                                                               --------------     --------------
Net increase in shares outstanding..........................      369,202,577         16,490,532
                                                               ==============     ==============

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Active Assets California Tax-Free Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                   FOR THE YEAR ENDED JUNE 30,
                                            MONTHS ENDED    ---------------------------------------------------------
                                            DECEMBER 2005     2005        2004        2003        2002        2001
                                            -------------   ---------   ---------   ---------   ---------   ---------
                                             (unaudited)
Selected Per Share Data:

Net asset value, beginning of period......    $    1.00      $  1.00     $  1.00     $  1.00     $  1.00    $   1.00
                                              ---------      -------     -------     -------     -------    --------

Net income from investment operations.....        0.010        0.012       0.003       0.006       0.011       0.026

Less dividends from net investment
 income...................................       (0.010)      (0.012)     (0.003)     (0.006)     (0.011)     (0.026)
                                              ---------      -------     -------     -------     -------    --------

Net asset value, end of period............    $    1.00      $  1.00     $  1.00     $  1.00     $  1.00    $   1.00
                                              =========      =======     =======     =======     =======    ========

Total Return..............................         1.01%(1)     1.17%       0.35%       0.63%       1.15%       2.68%

Ratios to Average Net Assets:
Expenses (before expense offset)..........         0.61%(2)     0.62%(3)    0.61%       0.60%       0.60%       0.59%

Net investment income.....................         2.04%(2)     1.16%       0.35%       0.63%       1.14%       2.64%

Supplemental Data:
Net assets, end of period, in thousands...   $1,073,494     $704,291    $687,800    $762,448    $762,656    $759,089

---------------------

    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Active Assets
California
Tax-Free Trust

Semiannual Report
December 31, 2005

[MORGAN STANLEY LOGO]

RA06-00096P-Y12/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
February 9, 2006


                                       3